UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Equity:Other - 48.9%
Diversified/Specialty - 43.9%
Alexandria Real Estate Equities, Inc.	12,000	$668,520
BioMed Realty Trust, Inc.	48,450	653,106
British Land Co. PLC	149,027	1,169,080
Canadian Real Estate Investment Trust	57,872	1,277,175
Dexus Property Group	1,103,783	693,760
Digital Realty Trust, Inc.	40,100	1,747,558
DuPont Fabros Technology, Inc.	52,900	691,932
Education Realty Trust, Inc.	62,100	363,285
Entertainment Properties Trust	37,300	1,169,728
Fonciere Des Regions	10,100	1,058,493
H&R Real Estate Investment Trust	47,200	587,656
Henderson Land Development Co. Ltd.	255,000	1,499,558
Jones Lang LaSalle, Inc.	15,900	745,392
Kenedix Realty Investment Corp.-Class A	88	329,316
Kerry Properties Ltd.	321,480	1,523,000
Land Securities Group PLC	221,976	2,216,575
Lend Lease Corp. Ltd.	301,056	2,401,208
Liberty Property Trust	17,900	586,583
Mitchells & Butlers PLC (a)	186,900	861,244
Mitsubishi Estate Co., Ltd.	135,000	2,232,765
Mitsui Fudosan Co., Ltd.	266,000	5,012,295
Morguard Real Estate Investment Trust	82,500	900,548
New World Development Co., Ltd.	1,200,990	2,423,267
Rayonier, Inc.	27,700	1,189,715
Savills PLC	155,500	911,101
Starwood Property Trust, Inc. (a)	34,900	690,671
Stockland	195,860	623,295
Sumitomo Realty & Development	112,000	2,351,754
Sun Hung Kai Properties Ltd.	416,000	5,634,420
Swire Pacific Ltd.	53,500	558,359
Telecity Group PLC (a)	125,300	691,527
Unibail-Rodamco	34,871	6,912,308
Vornado Realty Trust	17,497	1,006,427
Wereldhave NV	6,700	658,015

		52,039,636

Health Care - 4.0%
HCP, Inc.	43,607	1,241,927
Health Care REIT, Inc.	19,850	847,794
Nationwide Health Properties, Inc.	27,900	889,452
Omega Healthcare Investors, Inc.	3,600	60,876
Ventas, Inc.	41,763	1,637,527

		4,677,576

Triple Net - 1.0%
National Retail Properties, Inc.	29,800	611,496
Realty Income Corp.	23,300	595,315

		1,206,811

		57,924,023

Retail - 20.9%
Regional Mall - 9.7%
CBL & Associates Properties, Inc.	143,400	1,343,658
Multiplan Empreendimentos Imobiliarios SA	113,800	1,539,111
Simon Property Group, Inc.	57,525	3,659,740
Taubman Centers, Inc.	28,200	893,094
Westfield Group	376,514	4,020,273

		11,455,876

Shopping Center/Other Retail - 11.2%
BR Malls Participacoes SA (a)	52,539	522,686
CapitaMall Trust	528,000	597,856
Citycon Oyj	129,328	461,950
Corio NV	9,800	600,221
Developers Diversified Realty Corp.	142,904	1,120,367
Eurocommercial Properties NV	15,900	632,473
First Capital Realty, Inc.	23,100	403,656
Gazit America, Inc. (a)	3,370	13,852
Kite Realty Group Trust	150,300	547,092
Klepierre	78,964	2,976,159
The Link REIT	253,000	558,317
Macquarie CountryWide Trust	708,787	377,257
Mercialys SA	5,610	206,067
Primaris Retail Real Estate Investment Trust	117,040	1,487,122
Regency Centers Corp.	16,700	560,285
RioCan Real Estate Investment Trust (Toronto)	40,249	619,498
Tanger Factory Outlet Centers	22,902	861,573
Weingarten Realty Investors	39,450	783,477

		13,329,908

		24,785,784

Office - 11.9%
Office - 11.9%
Brandywine Realty Trust	114,108	1,210,686
Brookfield Properties Corp. (New York)	59,399	651,607
Cominar Real Estate Investment Trust	59,468	982,668
Corporate Office Properties Trust	48,300	1,780,338
Duke Realty Corp.	53,450	615,744
Government Properties Income Trust (a)	27,150	579,109
Hongkong Land Holdings Ltd.	358,000	1,455,625
ING Office Fund	1,292,780	593,838

Japan Real Estate Investment Corp.-Class A	89	725,329
Mack-Cali Realty Corp.	36,600	1,172,298
Nomura Real Estate Office Fund, Inc.-Class A	172	1,191,096
NTT Urban Development Corp.	2,153	2,124,785
Orix JREIT, Inc.-Class A	166	863,094
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,500	181,534

		14,127,751

Residential - 9.8%
Multi-Family - 8.5%
Agile Property Holdings Ltd.	834,000	948,234
China Overseas Land & Investment Ltd.	514,000	1,045,039
China Vanke Co. Ltd.-Class B	406,500	472,007
Equity Residential	11,500	314,065
Essex Property Trust, Inc.	7,900	589,419
GAGFAH SA	83,300	753,091
Home Properties, Inc.	14,238	540,617
Mid-America Apartment Communities, Inc.	19,000	831,820
MRV Engenharia e Participacoes SA	50,700	909,248
NVR, Inc. (a)	1,300	877,825
Sino-Ocean Land Holdings Ltd.	750,500	680,294
UDR, Inc.	46,800	598,572
Yanlord Land Group Ltd.	944,000	1,505,086

		10,065,317

Self Storage - 1.3%
Extra Space Storage, Inc.	60,400	597,960
Public Storage	13,200	931,260

		1,529,220

		11,594,537

Lodging - 3.0%
Lodging - 3.0%
DiamondRock Hospitality Co.	74,970	513,544
Hospitality Properties Trust	47,400	863,628
Host Hotels & Resorts, Inc.	56,431	562,617
LaSalle Hotel Properties	36,461	603,430
Sunstone Hotel Investors, Inc.	160,435	1,004,323

		3,547,542

Industrials - 2.7%
Industrial Warehouse Distribution - 2.7%
Ascendas Real Estate Investment Trust	1,519,000	1,741,065
First Potomac Realty Trust	22,198	237,297
ProLogis	108,986	1,211,924

		3,190,286

Total Common Stocks (cost $120,391,795)		115,169,923

SHORT-TERM INVESTMENTS - 3.1% Investment Companies - 3.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $3,728,466)	3,728,466	3,728,466

Total Investments - 100.3% (cost $124,120,261) (c)		118,898,389
Other assets less liabilities - (0.3)%		(406,241)

Net Assets - 100.0%		$118,492,148

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 9/15/09	3,699	$2,936,155	$3,122,905	$186,750
British Pound settling 9/15/09	1,499	2,457,116	2,440,054	(17,062)
British Pound settling 9/15/09	347	568,792	564,842	(3,950)
British Pound settling 12/15/09	1,567	2,616,263	2,550,314	(65,949)
Canadian Dollar settling 9/15/09	3,423	3,159,790	3,127,212	(32,578)
Japanese Yen settling 9/15/09	226,093	2,319,497	2,430,254	110,757
New Zealand Dollar settling 9/15/09	4,207	2,619,362	2,884,143	264,781
Norwegian Krone settling 9/15/09	15,977	2,506,983	2,654,772	147,789
Sale Contracts:
British Pound settling 9/15/09	347	564,746	564,842	(96)
Canadian Dollar settling 9/15/09	3,423	3,102,230	3,127,212	(24,982)
Euro settling 9/15/09	1,870	2,656,709	2,680,700	(23,991)
Euro settling 9/15/09	394	552,140	564,811	(12,671)
Euro settling 12/15/09	900	1,279,629	1,290,005	(10,376)
Japanese Yen settling 9/15/09	226,093	2,320,569	2,430,254	(109,685)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,626,416 and gross unrealized depreciation of investments was $(19,848,288), resulting in net unrealized depreciation of $(5,221,872).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	- Real Estate Investment Trust

Country Breakdown *

August 31, 2009 (unaudited)

Summary

34.3%	United States
12.5%	Japan
10.3%	Hong Kong
9.5%	France
7.3%	Australia
5.8%	Canada
4.9%	United Kingdom
3.9%	China
2.5%	Brazil
2.0%	Singapore
1.6%	Netherlands
1.2%	Bermuda
0.6%	Luxembourg
0.4%	Finland
3.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2009:

	Level 1		Level 2		Level 3			Total
Investments in Securities
Common Stocks
Equity: Other	$18,162,683		$39,761,340		$	– 0	–	$57,924,023
Retail	14,355,213		10,430,571			– 0	–	24,785,784
Office	6,992,451		7,135,300			– 0	–	14,127,751
Residential	6,190,786		5,403,751			– 0	–	11,594,537
Lodging	3,547,542		– 0	–		– 0	–	3,547,542
Industrials	1,449,221		1,741,065			– 0	–	3,190,286
Short-Term Investments	3,728,466		– 0	–		– 0	–	3,728,466

	54,426,362		64,472,027	+		– 0	–	118,898,389
Other Financial Instruments*	– 0	–	408,737			– 0	–	408,737

Total	$54,426,362		$64,880,764		$	– 0	–	$119,307,126

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 24, 2009